SUBSEQUENT EVENT (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 17, 2018	Jan. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent events [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method			$ 14,352	$ 12,774
Acquisition of mineral, royalty and other interests			$ 4,409	$ 10,806
Other disposals of assets [member]
Subsequent events [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method		$ 18,300
Major purchases of assets [member]
Subsequent events [Line Items]
Net smelter return royalty percentage	2.00%
Acquisition of mineral, royalty and other interests	$ 45,000